PIMCO CommodityRealReturn Strategy Portfolio Expense Example - Administrative Class [Member] - PIMCO CommodityRealReturn Strategy Portfolio - Administrative	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 322
Expense Example, with Redemption, 3 Years	1,021
Expense Example, with Redemption, 5 Years	1,744
Expense Example, with Redemption, 10 Years	$ 3,654